UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                AMENDMENT NO.1 TO
                                   FORM N-CSR

                                    --------
                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                             DATED DECEMBER 21, 2004
            PURSUANT TO SECTION 30 OF THE INVESTMENT COMPANY ACT OF 1940

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

There are no changes to this item.

ITEM 2.    CODE OF ETHICS.

There are no changes to this item.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

There are no changes to this item.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

There are no changes to this item.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

There are no changes to this item.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). The Portfolio Company's schedule of its investments as of September 30, 2004 is contained in the filing of the amendment to its Form N-CSR for the period ended Sepetember 30, 2004 made with the Securities and Exchange Commission on December 21, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There are no changes to this item.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There are no changes to this item.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There are no changes to this item.

ITEM 11.   CONTROLS AND PROCEDURES.

There are no changes to this item.

ITEMS 12.  EXHIBITS.

(a)(1) There are no changes to this item.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON TEI, LLC


                                             By:     /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                             Date:   December 21, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                             By:     /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                             Date:  December 21, 2004



                                             By:     /s/ Alicia Derrah
                                                     -----------------
                                                     Alicia Derrah
                                                     Principal Financial Officer

                                             Date:   December 21, 2004

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended